Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2014
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income

14. Accumulated other comprehensive income

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments

Balance as of December 31, 2013	107,910,960
Other comprehensive loss (unaudited)	(10,031,489)
Balance as of June 30, 2014	97,879,471